Note 12 - FHLB Advances and Other Borrowings (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 15, 2015	Dec. 15, 2014
Advances from Federal Home Loan Banks	$ 0	$ 0
Pledged Assets, Not Separately Reported, Other	105,700	96,300
Additional Advances from Federal Home Loan Banks	104,700	95,300
Loans from Other Federal Home Loan Banks	85,800	73,500
Other Borrowings	$ 7,000	$ 9,000		$ 10,000
Other Borrowings [Member]
Debt Instrument, Interest Rate, Stated Percentage				6.50%
Debt Instrument, Annual Principal Payment			$ 1,000	$ 1,000